CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 50,370,000	$ 128,318,000		$ 60,495,000
Trade and other receivables, net of allowance	11,588,000	2,878,000		5,521,000
Contract assets	14,848,000	11,700,000		6,186,000
Other current assets	12,009,000	5,779,000		4,387,000
Total current assets	88,815,000	148,675,000		76,589,000
Property, plant and equipment, net	16,645,000	14,148,000		11,609,000
Right of use assets	3,343,000	4,686,000		6,365,000
Equity method investments	11,047,000	24,752,000		23,217,000
Other non-current assets	750,000	750,000		1,200,000
Total assets	135,590,000	193,011,000		118,980,000
Current liabilities:
Accounts payable	1,488,000	2,444,000		1,147,000
Other accrued liabilities	8,064,000	7,059,000		2,897,000
SAFE liability	27,221,000	28,271,000		0
Warrants	2,022,000	1,729,000		0	$ 107,000
Contract liabilities	2,968,000	3,476,000		5,480,000
Accrued salaries and wages	5,079,000	4,261,000		3,492,000
Current lease liabilities	2,205,000	2,050,000		1,618,000
Current portion of long-term debt		0		570,000
Total current liabilities	49,047,000	49,290,000		15,204,000
Non-current lease liabilities	1,610,000	3,283,000		5,334,000
Non-current contract liabilities	11,119,000	13,901,000		11,291,000
Long-term debt		0		3,065,000
Other long-term liabilities	823,000	823,000		894,000
Total liabilities	62,599,000	67,297,000		35,788,000
Commitments and Contingencies
Redeemable convertible preferred stock, $0.0001 par value	480,631,000	480,631,000	$ 480,631,000	394,408,000	347,938,000
Shareholders’ Deficit
Common stock	0	0		0
Additional paid-in capital	23,801,000	21,711,000		18,818,000
Accumulated other comprehensive income	3,422,000	3,261,000		3,166,000
Accumulated deficit	(434,863,000)	(379,889,000)		(333,200,000)
Total shareholders’ deficit	(407,640,000)	(354,917,000)	$ (339,740,000)	(311,216,000)	$ (276,592,000)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	$ 135,590,000	$ 193,011,000		$ 118,980,000